TRADE RECEIVABLES - Disclosure of composition of trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Open accounts	$ 111,769	$ 59,473
Less - provision of allowance for credit loss	(7,794)	(3,779)
Trade receivables - net	$ 103,975	$ 55,694